Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Market Prices for Private Warrants - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Market Prices for Private Warrants [Line Items]
Spot price (in Dollars per share)	[1]	$ 3.12		$ 7.15
Strike price (in Dollars per share)		$ 11.5	[2]	$ 3	[3]
Expected term (years)		3 years 11 months 23 days	[4]	1 year 4 months 2 days	[5]
Risk free rate		4.11%	[6]	4.60%	[7]
Dividend yield	[8]	0.00%		0.00%
Annual volatility		46.94%	[9]	70.00%	[10]
Number of warrants outstanding (in Dollars)				$ 1,716,667
Fair value per private warrant (in Dollars per share)		$ 0.26		$ 4.55
First Shareholder Loan [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Market Prices for Private Warrants [Line Items]
Spot price (in Dollars per share)	[1]	7.15
Strike price (in Dollars per share)	[3]	$ 7
Expected term (years)	[11]	5 months 26 days
Risk free rate	[12]	5.26%
Dividend yield	[8]	0.00%
Annual volatility	[13]	70.00%
Number of warrants outstanding (in Dollars)		$ 714,285
Fair value per private warrant (in Dollars per share)		$ 1.52

[1]	Equal to the observed price of the class A common shares,
[2]	Warrant strike price,
[3]	Contractual strike price,
[4]	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),
[5]	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, second shareholder loan: August 18, 2025),
[6]	Interpolated 2.98-year (December 31, 2022: 3.98) constant maturity US treasury rates,
[7]	Interpolated 1.34-year (first shareholder loan) / 1.63-year (second shareholder loan) constant maturity US treasury rates,
[8]	Assumed dividend yield of 0%,
[9]	Implied volatility observed through the public warrants traded price.
[10]	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatility of the guideline public companies.
[11]	Calculated as the time period between the end of the reporting period and the warrants expiration date (6-month warrants: June 28, 2024, 12-month warrants: December 28, 2024),
[12]	Interpolated 0.49-year (6-month warrants) / 0.99-year (12-months warrants) constant maturity US treasury rates,
[13]	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatitlity of the guideline public companies.